Auditor's remuneration - Fees payable by HSBC's associated pension schemes to PwC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	$ 99,200	$ 90,100	$ 93,900
Year ended 31 Dec	148,100	129,400	130,200
Pension Plan
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	480	382	316
Year ended 31 Dec	480	382	316
Estimated fees paid by associated third parties	$ 13,100	$ 6,300	$ 12,300